Consolidated Statements of Changes in Shareholders Equity - EUR (€)	Total	Shares Outstanding	Issued Capital	Share Premium	Other Capital Reserves	Accumulated Deficit	Other Components of Equity
Balance, shares at Dec. 31, 2018		25,964,379
Balance, amount at Dec. 31, 2018	€ 151,390,571		€ 3,115,725	€ 211,021,835	€ 18,310,003	€ (81,107,188)	€ 50,196
Statement [Line Items]
Loss for the Period	(53,254,817)	€ 0	0	0	0	(53,254,817)	0
Exchange differences on translation of foreign currency	2,177,033	0	0	0	0	0	2,177,033
Total Comprehensive Loss	(51,077,785)	0	0	0	0	(53,254,817)	2,177,033
Equity-settled share-based payments	6,832,210	€ 0	0	0	6,832,210	0	0
Share options exercised, shares		140,876
Share options exercised, amount	1,676		16,905	(15,229)	0	0	0
Transaction costs	0
Balance, amount at Dec. 31, 2019	107,146,673		3,132,631	211,006,606	25,142,213	(134,362,006)	2,227,228
Balance, shares at Dec. 31, 2019		26,105,255
Statement [Line Items]
Loss for the Period	(33,983,614)		0	0	0	(33,983,614)	0
Exchange differences on translation of foreign currency	(5,954,019)		0	0	0	0	(5,954,019)
Total Comprehensive Loss	(39,937,633)	€ 0	0	0	0	(33,983,614)	(5,954,019)
Equity-settled share-based payments	1,116,791		0	0	1,116,791	0	0
Share options exercised, shares		164,974
Share options exercised, amount	496,946		19,797	477,149	0	0	0
Issuance of common shares, shares		1,958,186
Issuance of common shares, amount	9,770,943	€ 0	234,982	9,535,961	0	0	0
Transaction costs	(729,840)		0	(729,840)	0	0	0
Balance, amount at Dec. 31, 2020	77,863,880		3,387,410	220,289,876	26,259,004	(168,345,620)	(3,726,791)
Balance, shares at Dec. 31, 2020		28,228,415
Statement [Line Items]
Loss for the Period	(45,630,059)	€ 0	0	0	0	(45,630,059)	0
Exchange differences on translation of foreign currency	6,777,061	0	0	0	0	0	6,777,061
Total Comprehensive Loss	(38,852,998)	€ 0	0	0	0	(45,630,059)	6,777,061
Equity-settled share-based payments	4,332,205		0	0	4,332,205	0	0
Share options exercised, shares		365,326
Share options exercised, amount	1,014,583		43,839	970,744	0	0	0
Issuance of common shares, shares		15,610,022
Issuance of common shares, amount	65,142,549		1,873,203	63,269,346	0	0	0
Transaction costs	(4,219,222)	€ 0	0	(4,219,222)	0	0	0
Balance, amount at Dec. 31, 2021	€ 105,280,996		€ 5,304,452	€ 280,310,744	€ 30,591,209	€ (213,975,679)	€ 3,050,270
Balance, shares at Dec. 31, 2021		44,203,763